Loss Per Share - Summary of Ordinary Shares Equivalents Excluded from the Computation to Eliminate Antidilutive Effect (Parenthetical) (Details)		6 Months Ended
	Feb. 02, 2026 shares	Jun. 30, 2026 Vote shares	Jun. 30, 2025 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares voting rights, description		The Company has a dual-class share structure, with each Class A ordinary share carrying 1 vote and each Class B ordinary share carrying 10 votes. All share classes enjoy equal rights to dividends; therefore, the allocation of net profits is independent of voting rights.
Weighted average number of vested restricted share units included in denominator for computation of basic EPS		207,102,641	166,547,658
Percentage of equity interest calculated on a fully diluted basis according to warrant agreement		0.2898%	0.2898%
Class A Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of vote per share | Vote		1
Share issuance upon followed-up offering, net of issuance costs of US$894,379, shares	340,000,000	340,000,000
Class B Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of vote per share | Vote		10
American Depositary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share issuance upon followed-up offering, net of issuance costs of US$894,379, shares	8,500,000	8,500,000